CONSOLIDATED STATEMENTS OF SHAREHOLDERS' (DEFICITS)/EQUITY ¥ in Thousands, $ in Thousands	Common share CNY (¥) shares	Common share USD ($) shares	Additional paid in capital CNY (¥)	Additional paid in capital USD ($)	Accumulated other comprehensive income/(loss) CNY (¥)	Accumulated other comprehensive income/(loss) USD ($)	Accumulated Deficits CNY (¥)	Accumulated Deficits USD ($)	CNY (¥) shares	USD ($) shares
Balance at beginning of the year at Dec. 31, 2018	¥ 142		¥ 29,114,527		¥ 1,035,783		¥ (11,327,858)		¥ 18,822,594
Balance (in shares) at Dec. 31, 2018 | shares	4,455,688,688	4,455,688,688
Changes in equity
Net loss							(6,967,603)		(6,967,603)
Foreign currency translation difference					412,447				412,447
Follow-on offering	¥ 6		7,993,822						7,993,828
Follow-on offering (in shares) | shares	193,740,000	193,740,000
Equity component of convertible bonds			1,827,894						1,827,894
Shares issued to depository bank (in shares) | shares	600,000	600,000
Exercise of share-based awards (in shares) | shares	567,636	567,636
Settlement of share-based compensation with shares held by depository bank (in shares) | shares	567,636	567,636
Share-based compensation			2,557,706						2,557,706
Balance at end of the year at Dec. 31, 2019	¥ 148		41,493,949		1,448,230		(18,295,461)		24,646,866
Balance (in shares) at Dec. 31, 2019 | shares	4,650,028,688	4,650,028,688
Changes in equity
Net loss							(7,179,742)		(7,179,742)
Foreign currency translation difference					(2,495,958)				(2,495,958)
Conversion of convertible preferred shares to ordinary shares	¥ 1
Follow-on offering	¥ 5		26,805,433						26,805,438
Follow-on offering (in shares) | shares	132,020,000	132,020,000
Issuance of ordinary shares for private placements	¥ 5		11,063,334						11,063,339
Issuance of ordinary shares for private placements (in shares) | shares	150,810,912	150,810,912
Equity component of convertible bonds			3,405,360						3,405,360
Shares issued to depository bank (in shares) | shares	12,050,000	12,050,000
Exercise of share-based awards (in shares) | shares	4,950,492	4,950,492
Settlement of share-based compensation with shares held by depository bank (in shares) | shares	(4,950,492)	(4,950,492)
Conversion of the convertible bonds into ordinary shares			317,541						317,542
Conversion of the convertible bonds into ordinary shares (in shares) | shares	9,900,368	9,900,368
Share-based compensation			3,613,043						3,613,043
Balance at end of the year at Dec. 31, 2020	¥ 159		86,698,660		(1,047,728)		(25,475,203)		60,175,888
Balance (in shares) at Dec. 31, 2020 | shares	4,954,809,968	4,954,809,968
Changes in equity
Net loss							7,768,670		7,768,670	$ 1,219,074
Foreign currency translation difference					(1,472,172)				(1,472,172)	$ (231,016)
Conversion of convertible preferred shares to ordinary shares	¥ 2		3,867,054						¥ 3,867,056
Conversion of convertible preferred shares to ordinary shares (in shares) | shares	62,732,708	62,732,708
Shares issued to depository bank (in shares) | shares	40,000,000	40,000,000							52,650,000	52,650,000
Exercise of share-based awards			375						¥ 375
Exercise of share-based awards (in shares) | shares	24,395,952	24,395,952
Settlement of share-based compensation with shares held by depository bank (in shares) | shares	(24,395,952)	(24,395,952)
Share-based compensation			4,774,730						4,774,730
Balance at end of the year at Dec. 31, 2021	¥ 161	$ 25	¥ 95,340,819	$ 14,961,055	¥ (2,519,900)	$ (395,427)	¥ (17,706,533)	$ (2,778,541)	¥ 75,114,547	$ 11,787,112
Balance (in shares) at Dec. 31, 2021 | shares	5,057,542,676	5,057,542,676